AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 24, 2016

AI HILLCREST SMALL CAP VALUE FUND

(Ticker Symbols: HLCIX, HLCAX, HLCCX)

Effective immediately, the name of the Fund is changed to the American Independence Hillcrest Small Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE